Basis of Preparation and Changes to the Group's Accounting Policies	6 Months Ended
Jun. 30, 2024
Disclosure of Basis of Preparation [Abstract]
Basis of Preparation and Changes to the Group's Accounting Policies	BASIS OF PREPARATION AND CHANGES TO THE GROUP’S ACCOUNTING POLICIES
(A)
Going concern

The Group's accounts are prepared on a going concern basis. The Board of Directors believes that with the proceeds from the Business Combination, the June 2023 public offering and the April 2024 Registered Direct Offering, the Group has the ability to meet its financial obligations for at least the next 12 months.

The Company is a late-clinical stage company and is exposed to all the risks inherent to establishing a business, including the substantial uncertainty as to whether current projects will succeed. The Company’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection, (ii) enter into collaborations with partners in the biotech and pharmaceutical industry, (iii) successfully move its product candidates through clinical and regulatory development, and (iv) attract and retain key personnel. The Company’s success is subject to its ability to be able to raise capital to support its operations. Shareholders should note that the long-term viability of the Company is dependent on its ability to raise additional capital to finance its future operations. The Company will continue to evaluate additional funding through public or private financings, debt financing or collaboration agreements. The Company cannot be certain that additional funding will be available on acceptable terms, or at all. If the Company is unable to raise additional capital when required or on acceptable terms, it may have to (i) significantly delay, scale back or discontinue the development of one or more product candidates; (ii) seek collaborators for product candidates at an earlier stage than otherwise would be desirable and on terms that are less favorable than might otherwise be available; or (iii) relinquish or otherwise dispose of rights to product candidates that the Company would otherwise seek to develop itself, on unfavorable terms.

(B)
Statement of compliance

These unaudited condensed consolidated interim financial statements as of June 30, 2024 and for the three and six months ended June 30, 2024 and 2023, have been prepared in accordance with International Accounting Standard ("IAS"), IAS 34 - Interim Financial Reporting. They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). In the opinion of the Company, the accompanying unaudited condensed consolidated interim financial statements present a fair statement of its financial information for the interim periods reported.

Prior the Business Combination on March 2, 2023, the audited consolidated financial statements as of and for the year ended December 31, 2022 were issued for Legacy Oculis and its subsidiaries. Legacy Oculis became a wholly-owned subsidiary of the Company as a result of the Business Combination. In accordance with the BCA and described in Note 4, Oculis issued 3,780,399 ordinary shares to Legacy Oculis shareholders in exchange for 3,306,771 Legacy Oculis ordinary shares (after cancellation of 100,000 Legacy Oculis treasury shares) at the exchange ratio. The number of ordinary shares, and the number of ordinary shares within the loss per share held by the shareholders prior to the Business Combination have been adjusted by the exchange ratio of 1.1432 to reflect the equivalent number of ordinary shares in the Company. No such adjustments have been made in the current period.

(C)
Functional currency

The interim condensed consolidated financial statements of the Group are expressed in Swiss Francs (“CHF”), which is the Company’s functional and the Group’s presentation currency. The functional currency of the Company's subsidiaries is the local currency except for Oculis Iceland whose functional currency is CHF.

Assets and liabilities of foreign operations are translated into CHF at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average monthly exchange rates. The exchange differences arising on translation for consolidation are recognized in other comprehensive income.

(D)
Out of period adjustment

During the three months ended June 30, 2024, the Company recorded a CHF 1.8 million out-of-period adjustment to increase research and development expenses and decrease other current assets in order to correct for an understatement and overstatement of such balances, respectively, during the year ended December 31, 2023 and the three months ended March 31, 2024. The out-of-period adjustment is comprised of CHF 0.5 million related to the year ended December 31, 2023 and CHF 1.3 million related to the three months ended March 31, 2024. The Company evaluated the impact of the uncorrected prior period balances, and concluded that the uncorrected balances are not material to any previously issued consolidated financial statements and the correction of the error recorded in the current period is not material to the condensed consolidated financial statements for the three and six months ended June 30, 2024. Moreover, the Company does not expect the out-of-period adjustment to be material to the consolidated financial statements as of and for the year ended December 31, 2024.